UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Kristina Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2020

Date of reporting period:  February 29, 2020

Item 1. Reports to Stockholders.

Annual Report
February 29, 2020

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF
Ticker: PPTY

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the PPTY – U.S. Diversified Real Estate ETF (“PPTY” or the “Fund”). The following information pertains to the fiscal year of March 1, 2019 through February 29, 2020. The Fund seeks to track the total return performance, before fees and expenses, of the USREX – U.S. Diversified Real Estate Index (the “Index”). The Index is a passive, rules-based strategy index of U.S. real estate equity securities of issuers domiciled and traded in the United States.

The Fund had positive performance during the fiscal period ending on February 29, 2020. The market price for PPTY increased 6.52% and the NAV increased 6.86%, while the MSCI US REIT Index, a broad market index, gained 4.15% over the same period. The Fund’s Index returned 7.46%. Meanwhile, outstanding shares ended the period at 3,950,000.

For the year, the largest positive contributor to return was Equinix, Inc. (EQIX US), adding 1.05% to the return of the Fund, gaining 37.72% with an average weighting of 3.21%. The second largest contributor to return was Terreno Realty Corp. (TRNO US), adding 1.02% to the return of the Fund, gaining 36.97% with an average weighting of 3.11%. The third largest contributor to return was Mid-America Apartment Communities, Inc. (MAA US), adding 0.82% to the return of the Fund, gaining 28.78% with an average weighting of 2.97%.

For the year, the largest negative contributor to return was Simon Property Group, Inc. (SPG US), detracting 0.67% from the return of the Fund, declining 28.27% with an average weighting of 1.96%. The security contributing second-most negatively was Cousins Properties, Inc. (CUZ US), detracting 0.21% from the return of the Fund, and declining 3.39% with an average weighting of 0.91%. The third largest negative contributor to return was Empire State Realty Trust, Inc. (ESRT US), detracting 0.21% from the return of the Fund, and declining 20.92% with an average weight of 0.43%.

For the year, the best performing security in the Fund was QTS Realty Trust, Inc. (QTS US), gaining 39.68% and contributing 0.24% to the return of the Fund. The second-best performing security for the period was Easterly Government Properties, Inc. (DEA US), gaining 39.27% and contributing 0.65% to the return of the Fund. The third-best performing security was Rexford Industrial Realty, Inc. (REXR US), gaining 38.91% for the period and contributing 0.10% to the return of the Fund.

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF

For the year, the worst performing security in the Fund was The Macerich Co. (MAC US), declining 45.14% and reducing the return of the fund by 0.16%. The second-worst performing security in the Fund was Park Hotels & Resorts, Inc. (PK US), declining 37.33% and reducing the return of the fund by 0.14%. The third-worst performing security in the Fund was Extended Stay America, Inc. (STAY US), declining 36.31% and reducing the return of the fund by 0.05%.

Sincerely,
Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

Must be preceded or accompanied by the most recent prospectus.

Past performance is not a guarantee of future results.

Investments involve risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day at market price. The Fund is a diversified management investment company. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated, and the Index is expected to be concentrated in real estate-related industries. The composition of the Index is heavily dependent on a proprietary quantitative model as well as information and data supplied by third parties (“Models and Data”). The Fund is expected to invest substantially all of its assets in real estate-related companies. Investments in real estate companies involve unique risks. Real estate companies, including REITs, may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in real estate companies include certain risks associated with the direct ownership of real estate and the real estate industry in general. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. The equity securities of smaller companies have historically been subject to greater investment risk than securities of larger companies.

The USREX – U.S. Diversified Real Estate Index is constructed beginning with the universe of U.S.-listed equity securities with a market capitalization of at least $750 million and meeting certain liquidity thresholds (the “Equity Universe”). Companies in the Equity Universe are then screened to keep only those that derive at least 85% of their income from ownership or management of real property. Companies that meet this criterion are then screened to remove companies that are externally managed or that have a low percentage of their shares directly or indirectly available to the public. The companies remaining after the above screens will constitute the Index. The Index is designed to ensure diversification by property type and by location, while favoring companies with prudent leverage (i.e., the debt-to-enterprise value ratio of real estate investments), all subject to a maximum individual security weighting of 4% at the time of each reconstitution of the Index. The Index is expected to be primarily composed of companies that qualify as real estate investment trusts (“REITs”), but may also include real estate companies that do not qualify as REITs.

The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). The index is based on the MSCI USA Investable Market Index (IMI), its parent index, which captures the large, mid and small cap segments of the USA market. With 149 constituents, it represents about 99% of the U.S. REIT universe and securities are classified under the Equity REITs Industry (under the Real Estate Sector) according to the Global Industry Classification Standard (GICS®), have core real estate exposure (i.e., only selected Specialized REITs are eligible) and carry REIT tax status.

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF

Fund holdings and sector allocations are subject to change at any time and are not a recommendation to buy or sell any security. Please see the Schedule of Investments for a complete list of Fund holdings.

Opinions expressed are those of the Fund manager and are subject to change, are not guaranteed and should not be considered investment advice.

ALPS Distributors, Inc., distributor.

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 26, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.  It is not possible to invest directly in an index.

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
PERFORMANCE SUMMARY
(Unaudited) (Continued)

Average Annual Returns	One	Since
February 29, 2020	Year	Inception(1)
PPTY – U.S. Diversified Real Estate ETF – NAV	6.86%	13.42%
PPTY – U.S. Diversified Real Estate ETF – Market	6.52%	13.35%
USREX – U.S. Diversified Real Estate Index(2)(3)	7.46%	13.57%
MSCI US REIT Index(2)(4)	4.15%	12.42%

The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated June 30, 2019, supplemented January 22, 2020, is 0.49%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is March 26, 2018.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

(3)
The index is designed to use stable geographic and property type targets to provide diversified exposure to U.S. real estate. The index is designed to provide diversification by property type and location. This index is formerly known as PPTYX – U.S. Diversified Real Estate Index.

(4)
The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). REITs are companies that in most cases own and operate income producing real estate assets.

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
PORTFOLIO ALLOCATION
As of February 29, 2020 (Unaudited)

	Percentage of
Sector	Net Assets
Residential REITs	22.1%
Office REITs	16.1%
Industrial REITs	14.5%
Retail REITs	13.6%
Specialized REITs	9.8%
Diversified REITs	9.1%
Health Care REITs	7.3%
Hotels, Resorts & Cruise Lines	4.4%
Hotel & Resort REITs	2.7%
Health Care Facilities	0.2%
Short-term Investments	0.2%
Other Assets in Excess of Liabilities	0.0	%(a)
Total	100.0%

(a)	Less than 0.05%

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
February 29, 2020

Shares	Security Description	Value
COMMON STOCKS – 99.8%

	Hotels, Resorts & Cruise Lines – 4.4%
5,331	Choice Hotels International, Inc.	$486,614
9,710	Extended Stay America, Inc.	106,616
15,555	Hilton Worldwide Holdings, Inc.	1,511,946
7,848	Hyatt Hotels Corporation – Class A	601,157
16,603	Marriott International, Inc.	2,058,771
9,938	Wyndham Hotels & Resorts, Inc.	506,341
		5,271,445
	Health Care Facilities – 0.2%
3,954	National HealthCare Corporation	293,426

	Diversified REITs – 9.1%
8,738	Alexander & Baldwin, Inc.	164,274
42,101	American Assets Trust, Inc.	1,745,086
6,998	Armada Hoffler Properties, Inc. – Class A	117,286
129,278	Empire State Realty Trust, Inc. – Class A	1,512,553
21,997	Essential Properties Realty Trust, Inc.	503,951
20,332	PS Business Parks, Inc.	3,020,319
251,629	VEREIT, Inc.	2,179,107
4,256	Washington Real Estate Investment Trust	114,274
19,890	WP Carey, Inc.	1,539,685
		10,896,535
	Health Care REITs – 7.3%
17,549	CareTrust REIT, Inc.	366,248
7,004	Community Healthcare Trust, Inc.	333,601
14,261	Healthcare Realty Trust, Inc.	489,152
19,650	Healthcare Trust of America, Inc.	611,901
32,935	Healthpeak Properties, Inc.	1,042,064
8,189	LTC Properties, Inc.	367,113
5,857	Medical Properties Trust, Inc.	123,758
5,613	National Health Investors, Inc.	458,750
18,857	Omega Healthcare Investors, Inc.	746,737
24,810	Physicians Realty Trust	467,917
20,963	Sabra Health Care REIT, Inc.	409,827
26,343	Ventas, Inc.	1,416,463
24,508	Welltower, Inc.	1,833,689
		8,667,220

The accompanying notes are an integral part of these financial statements.

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
February 29, 2020 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.8% (Continued)

	Hotel & Resort REITs – 2.7%
31,581	Apple Hospitality REIT, Inc.	$412,764
7,733	Chatham Lodging Trust	107,798
42,327	DiamondRock Hospitality Company	386,022
50,450	Host Hotels & Resorts, Inc.	730,515
5,711	Park Hotels & Resorts, Inc.	104,283
10,201	Pebblebrook Hotel Trust	206,162
8,185	RLJ Lodging Trust	108,124
5,913	Ryman Hospitality Properties, Inc.	411,013
11,299	Summit Hotel Properties, Inc.	104,742
33,551	Sunstone Hotel Investors, Inc.	367,383
21,884	Xenia Hotels & Resorts, Inc.	327,385
		3,266,191
	Industrial REITs – 14.5%
8,670	Americold Realty Trust	265,909
42,575	Duke Realty Corporation	1,382,410
8,355	EastGroup Properties, Inc.	1,050,474
21,180	First Industrial Realty Trust, Inc.	815,430
2,135	Innovative Industrial Properties, Inc.	196,292
133,528	Lexington Realty Trust	1,384,685
90,651	Monmouth Real Estate Investment Corporation	1,287,244
65,915	Prologis, Inc.	5,555,317
6,731	Rexford Industrial Realty, Inc.	314,809
55,407	STAG Industrial, Inc. – Class A	1,550,288
62,712	Terreno Realty Corporation	3,441,007
		17,243,865
	Office REITs – 16.1%
12,293	Alexandria Real Estate Equities, Inc.	1,867,061
16,237	Boston Properties, Inc.	2,093,599
8,160	Brandywine Realty Trust	110,813
40,328	Columbia Property Trust, Inc.	760,586
43,237	Corporate Office Properties Trust	1,095,626
32,856	Cousins Properties, Inc.	1,172,630
25,074	Douglas Emmett, Inc.	957,325
135,024	Easterly Government Properties, Inc.	3,209,520
45,179	Equity Commonwealth	1,421,331

The accompanying notes are an integral part of these financial statements.

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
February 29, 2020 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.8% (Continued)

	Office REITs – 16.1% (Continued)
45,562	Highwoods Properties, Inc.	$2,044,823
57,625	Hudson Pacific Properties, Inc.	1,860,135
7,237	JBG SMITH Properties	265,453
18,534	Kilroy Realty Corporation	1,347,236
9,291	Paramount Group, Inc.	112,886
5,627	Piedmont Office Realty Trust, Inc.	121,487
1,411	SL Green Realty Corporation	110,679
12,839	Vornado Realty Trust	687,914
		19,239,104
	Residential REITs – 22.1%
14,062	American Campus Communities, Inc.	610,853
123,049	American Homes 4 Rent – Class A	3,185,739
43,114	Apartment Investment & Management Company	2,062,574
20,364	AvalonBay Communities, Inc.	4,084,815
13,642	Camden Property Trust	1,445,779
17,655	Equity LifeStyle Properties, Inc.	1,206,366
46,237	Equity Residential	3,472,399
6,589	Essex Property Trust, Inc.	1,867,059
8,736	Independence Realty Trust, Inc.	115,839
13,138	Investors Real Estate Trust	925,572
39,271	Invitation Homes, Inc.	1,126,685
21,326	Mid-America Apartment Communities, Inc.	2,756,599
8,482	Sun Communities, Inc.	1,296,728
44,796	UDR, Inc.	2,014,924
		26,171,931
	Retail REITs – 13.6%
57,597	Acadia Realty Trust	1,315,515
7,450	Agree Realty Corporation	535,059
1,614	Alexander’s, Inc.	501,954
6,315	Brixmor Property Group, Inc.	114,996
15,168	Federal Realty Investment Trust	1,764,645
26,587	Getty Realty Corporation	753,476
48,568	Kimco Realty Corporation	842,655
7,151	Kite Realty Group Trust	115,489
17,454	National Retail Properties, Inc.	887,536

The accompanying notes are an integral part of these financial statements.

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
February 29, 2020 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.8% (Continued)

	Retail REITs – 13.6% (Continued)
17,103	Realty Income Corporation	$1,238,086
22,535	Regency Centers Corporation	1,294,410
96,547	Retail Opportunity Investments Corporation	1,448,205
23,269	Retail Properties of America, Inc.	243,626
8,889	RPT Realty	115,201
3,532	Saul Centers, Inc.	151,911
3,338	Seritage Growth Properties – Class A	114,760
19,138	Simon Property Group, Inc.	2,355,506
44,152	SITE Centers Corporation	508,190
14,539	Spirit Realty Capital, Inc.	661,525
6,764	Urban Edge Properties	109,577
26,038	Urstadt Biddle Properties, Inc.	536,643
22,171	Weingarten Realty Investors	597,065
		16,206,030
	Specialized REITs – 9.8%
7,865	CoreSite Realty Corporation	815,836
10,688	CubeSmart	323,526
18,678	CyrusOne, Inc.	1,131,513
21,849	Digital Realty Trust, Inc.	2,624,283
6,680	Equinix, Inc.	3,826,303
5,532	Extra Space Storage, Inc.	555,192
2,814	Life Storage, Inc.	303,659
6,508	National Storage Affiliates Trust	219,580
5,014	Public Storage	1,048,528
15,457	QTS Realty Trust, Inc. – Class A	868,220
		11,716,640
	TOTAL COMMON STOCKS
	(Cost $112,690,343)	118,972,387

The accompanying notes are an integral part of these financial statements.

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
February 29, 2020 (Continued)

Shares	Security Description	Value
SHORT-TERM INVESTMENTS – 0.2%

	Money Market Funds – 0.2%
211,550	First American Government
	Obligations Fund, Class X, 1.49% (a)	$211,550
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $211,550)	211,550
	TOTAL INVESTMENTS – 100.0%
	(Cost $112,901,893)	119,183,937
	Other Assets in Excess of Liabilities – 0.0% (b)	51,840
	NET ASSETS – 100.0%	$119,235,777

Percentages are stated as a percent of net assets.
(a)	Annualized seven-day yield as of February 29, 2020.
(b)	Less than 0.05%.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
STATEMENT OF ASSETS AND LIABILITIES
February 29, 2020

ASSETS
Investments in Securities, at Value*	$119,183,937
Receivable for Securities Sold	1,505,538
Interest and Dividends Receivable	107,863
Total Assets	120,797,338

LIABILITIES
Payable for Capital Shares Redeemed	1,509,315
Management Fees Payable, Net of Waiver	52,246
Total Liabilities	1,561,561

NET ASSETS	$119,235,777

NET ASSETS CONSIST OF:
Paid-in Capital	$113,984,502
Total Distributable Earnings (Accumulated Deficit)	5,251,275
Net Assets	$119,235,777

Net Asset Value (unlimited shares authorized):
Net Assets	$119,235,777
Shares Outstanding (No Par Value)	3,950,000
Net Asset Value, Offering and Redemption Price per Share	$30.19
* Identified Cost:
Investments in Securities	$112,901,893

The accompanying notes are an integral part of these financial statements.

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
STATEMENT OF OPERATIONS
For the Year Ended February 29, 2020

INVESTMENT INCOME
Dividends	$3,062,917
Interest	2,269
Total Investment Income	3,065,186

EXPENSES
Management Fees	629,802
Total Expenses	629,802
Fees Waived by Adviser (See Note 3)	(4,265)
Net Expenses	625,537
Net Investment Income (Loss)	2,439,649

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	4,783,288
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in Securities	(590,328)
Net Realized and Unrealized Gain (Loss) on Investments	4,192,960
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$6,632,609

The accompanying notes are an integral part of these financial statements.

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	February 29, 2020	February 28, 2019(a)
OPERATIONS
Net Investment Income (Loss)	$2,439,649	$1,473,527
Net Realized Gain (Loss) on Investments	4,783,288	2,235,186
Change in Unrealized Appreciation
(Depreciation) of Investments	(590,328)	6,872,372
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,632,609	10,581,085

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(2,707,361)	(1,671,135)
Return of Capital	(1,288,826)	—
Total Distributions to Shareholders	(3,996,187)	(1,671,135)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	35,236,370	111,926,795
Payments for Shares Redeemed	(23,852,125)	(15,621,665)
Transaction Fees (See Note 6)	2	28
Net Increase (Decrease) in
Net Assets Derived from
Capital Share Transactions(b)	11,384,247	96,305,158
Net Increase (Decrease) in Net Assets	$14,020,669	$105,215,108

NET ASSETS
Beginning of Year/Period	$105,215,108	$—
End of Year/Period	$119,235,777	$105,215,108

(a)	The Fund commenced operations on March 26, 2018. The information presented is for the period from March 26, 2018 to February 28, 2019.
(b)	Summary of capital share transactions is as follows:

	Year Ended	Period Ended
	February 29, 2020	February 28, 2019(a)
	Shares	Shares
Shares Sold	1,100,000	4,150,000
Shares Redeemed	(750,000)	(550,000)
Net Increase (Decrease)	350,000	3,600,000

The accompanying notes are an integral part of these financial statements.

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year/period

	Year Ended	Period Ended
	February 29, 2020	February 28, 2019(a)
Net Asset Value, Beginning of Year/Period	$29.23	$25.00

INCOME FROM
INVESTMENT OPERATIONS:
Net Investment Income (Loss)(b)	0.65	0.58
Net Realized and Unrealized
Gain (Loss) on Investments	1.38	4.21
Total from Investment Operations	2.03	4.79

LESS DISTRIBUTIONS:
From Net Investment Income	(0.67)	(0.48)
From Net Realized Gains	(0.05)	(0.08)
From Return of Capital	(0.35)	—
Total Distributions	(1.07)	(0.56)

CAPITAL SHARES TRANSACTIONS:
Transaction Fees (See Note 6)	— (c)	—	(c)
Net Asset Value, End of Year/Period	$30.19	$29.23
Total Return	6.86%	19.32	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Year/Period (000’s)	$119,236	$105,215

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets
(Before Management Fees Waived)	0.53%	0.53	%(e)
Expenses to Average Net Assets
(After Management Fees Waived)	0.53%	0.53	%(e)
Net Investment Income to Average Net Assets
(Before Management Fees Waived)	2.05%	2.26	%(e)
Net Investment Income to Average Net Assets
(After Management Fees Waived)	2.05%	2.26	%(e)
Portfolio Turnover Rate(f)	18%	22	%(d)

(a)	Commencement of operations on March 26, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
February 29, 2020

NOTE 1 – ORGANIZATION

PPTY – U.S. Diversified Real Estate ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the USREX – U.S. Diversified Real Estate Index, formerly known as PPTYX – U.S. Diversified Real Estate Index (the “Index”). The Fund commenced operations on March 26, 2018.

The end of the reporting period for the Fund is February 29, 2020, and the period covered by these Notes to Financial Statements is the fiscal year ended February 29, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and Nasdaq Capital Market exchanges® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

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NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary security to security and is affected by a wide variety of variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$118,972,387	$—	$—	$118,972,387
Short-Term Investments	211,550	—	—	211,550
Total Investments
in Securities	$119,183,937	$—	$—	$119,183,937

^ See Schedule of Investments for industry breakouts.

During the current fiscal period, the Fund did not recognize any transfers into or out of Level 3.

B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net investment income and net capital gains to shareholders.  Therefore, no federal income tax provision is required.  The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained.  Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.  Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Continued)

D.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These timing differences are primarily due to differing book and tax treatments for in-kind transactions. For the current fiscal period, following table shows the reclassifications made:

Distributable Earnings
(Accumulated Deficit)	Paid-In Capital
$(5,404,758)	$5,404,758

During the current fiscal period, the Fund realized $5,406,341 of net capital gains/(losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.	Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Continued)

date the financial statements were issued. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain.  The operational and financial performance of the issuers of securities in which the Fund invests depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments. There were no other events or transactions that occurred during the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.
Accounting Pronouncement. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU  2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Vident Advisory, LLC (the “Adviser”) serves as the investment adviser to the Fund, and is a wholly-owned subsidiary of Vident Financial LLC, the Index Provider (“Vident Financial”). Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Prior to April 1, 2019, Exchange Traded Concepts, LLC served as the investment adviser to the Fund.  Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Adviser may delegate its responsibility to pay some or all expenses incurred by the Fund, except for Excluded Expenses, to one or more third parties, including but not limited to, Vident Investment Advisory, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Continued)

Vident Financial. For its services, the Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net asset of the Fund. For services provided to the Fund, the Fund paid the Adviser 0.53% at an annual rate based on the Fund’s average daily net assets.  Effective February 1, 2020, the Adviser has contractually agreed to waive 0.04% of its adviser fee until January 31, 2021.  This agreement may only be terminated by or with the consent of the Fund’s Board.  Fees waived under this waiver agreement are not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Effective January 2, 2020, ALPS Distributors, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Prior to January 2, 2020, Quasar Distributors, LLC, (“Quasar”), an affiliate, at the time, of the Administrator, acted as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$21,474,047	$21,943,567

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$35,210,372	$23,784,059

There were no purchases or sales of U.S. Government securities in the Fund during the period.

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NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of February 29, 2020 were as follows:

Tax cost of investments	$113,522,860
Gross tax unrealized appreciation	10,458,756
Gross tax unrealized depreciation	(4,797,679)
Net tax unrealized appreciation (depreciation)	5,661,077
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Accumulated gain (loss)	—
Other accumulated gain (loss)	(409,802)
Distributable earnings (accumulated deficit)	$5,251,275

The difference between book and tax-basis cost is attributable to wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended February 29, 2020, the Fund did not elect to defer any post-October capital losses or any late-year ordinary losses.

As of February 29, 2020, the Fund had the following capital loss carryforwards:

Short-Term	Long-Term	Expires
$291,613	$118,189	Indefinite

The tax character of distributions paid by the Fund during the year ended February 29, 2020 was as follows:

Ordinary Income	Return of Capital	Long Term Capital Gain
$2,502,526	$1,288,826	$204,835

The tax character of distributions paid by the Fund during the period ended February 28, 2019 was as follows:

Ordinary Income	Long Term Capital Gains
$1,513,527	$157,608

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Continued)

included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such a fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated, and the Index is expected to be concentrated in real estate-related industries. Accordingly, the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

Real Estate Investment Risk. The Fund is expected to invest substantially all of its assets in real estate-related companies. Investments in real estate companies involve unique risks. Real estate companies, including REITs, may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in real estate companies include certain risks associated with the direct ownership of real estate and the real estate industry in general. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. Many factors may affect real estate values, including the general and local

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Continued)

economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate, and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Real estate companies are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Because the Fund invests primarily in real estate companies, its performance will be especially sensitive to developments that significantly affect real estate companies.

NOTE 8 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the reporting period, Thrivent Trust Company, as a beneficial shareholder, owned greater than 25% of the outstanding shares of the Fund.

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of PPTY – U.S. Diversified Real Estate ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PPTY – U.S. Diversified Real Estate ETF (the “Fund”), a series of ETF Series Solutions, as of February 29, 2020, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of two periods in the period then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2020, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Vident Advisory, LLC’s investment companies since 2013.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin
April 28, 2020

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
TRUSTEES AND OFFICERS
(Unaudited)

		Term of		Number of	Other
	Position	Office		Portfolios	Directorships
	Held	and		in Fund	Held by
Name	with	Length		Complex	Trustee
and Year	the	of Time	Principal Occupation(s)	Overseen by	During Past
of Birth	Trust	Served	During Past 5 Years	Trustee	5 Years
Independent Trustees
Leonard M.	Lead	Indefinite	Retired; formerly Chief	49	Independent
Rush, CPA	Indepen-	term;	Financial Officer,		Trustee,
Born: 1946	dent	since 2012	Robert W. Baird & Co.		Managed
	Trustee		Incorporated (wealth		Portfolio Series
	and Audit		management firm)		(39 portfolios)
	Committee		(2000–2011).		(since 2011).
Chairman

David A. Massart	Trustee	Indefinite	Co-Founder, President,	49	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since 2012	Strategist, Next Generation		Managed
			Wealth Management, Inc.		Portfolio Series
			(since 2005).		(39 portfolios)
(since 2011).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	49	Independent
Born: 1956		term;	Director and General Counsel,		Trustee, PPM
		since 2018	Artisan Partners Limited		Funds
			Partnership (investment adviser)		(9 portfolios)
			(2000–2013); Executive Vice		(since 2018).
President and General Counsel,
Artisan Partners Asset
Management Inc. (2012–2013);
Vice President and General
Counsel, Artisan Funds, Inc.
(investment company)
(2001–2012).

Interested Trustee
Michael A. Castino	Trustee	Indefinite	Senior Vice President, U.S.	49	None
Born: 1967	and	term;	Bancorp Fund Services, LLC
	Chairman	Trustee	(since 2013); Managing Director
		since 2014;	of Index Services, Zacks
		Chairman	Investment Management
		since 2013	(2011–2013).

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
TRUSTEES AND OFFICERS
(Continued) (Unaudited)

Term of
	Position(s)	Office
	Held	and
Name	with	Length
and Year	the	of Time
of Birth	Trust	Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982		term;	(since 2020); Vice President, U.S. Bancorp Fund
		since 2019	Services, LLC (since 2014–2020); Assistant Vice President,
U.S. Bancorp Fund Services, LLC (2013–2014).

Michael D. Barolsky	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1981	President	term;	(since 2019); Vice President, U.S. Bancorp Fund
	and	since 2014	Services, LLC (2012-2019); Associate, Thompson Hine
	Secretary	(other roles	LLP (law firm) (2008–2012).
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Compliance	term;	(since 2015); Vice President, U.S. Bancorp Fund Services,
	Officer	since 2015	LLC (2014–2015); Assistant Vice President, U.S. Bancorp
Fund Services, LLC (2011–2014).

Kristen M.	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Weitzel, CPA		term;	(since 2015); Assistant Vice President, U.S. Bancorp Fund
Born: 1977		since 2014	Services, LLC (2011–2015); Manager,
		(other roles	PricewaterhouseCoopers LLP (accounting firm)
		since 2013)	(2005–2011).

Brett M. Wickmann	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Treasurer	term;	(since 2017); Assistant Vice President, U.S. Bancorp Fund
		since 2017	Services, LLC (2012–2017).

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services, LLC
Born: 1983	Treasurer	term;	(since 2016); Officer, U.S. Bancorp Fund Services, LLC
		since 2017	(2012–2016).

Jason E. Shlensky	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services, LLC
Born: 1987	Treasurer	term;	(since 2019); Officer, U.S. Bancorp Fund Services, LLC
		since 2019	(2014–2019).

Isabella K. Gentile	Assistant	Indefinite	Regulatory Administration Attorney since 2019, Regulatory
Born: 1994	Secretary	term;	Administration Intern (2018-2019) and Law Student
		since 2020	(2016-2019).

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
EXPENSE EXAMPLE
For the Six Months Ended February 29, 2020 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses
	September 1,	February 29,	Paid During
	2019	2020	the Period(a)
Actual	$1,000.00	$ 966.40	$2.56
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,022,26	$2.63

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.52%, multiplied by the average account value during the period, multiplied by 182/366, to reflect the period.

PPTY - U.S. DIVERSIFIED REAL ESTATE ETF
FEDERAL TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)
For the year ended February 29, 2020, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 22.19%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended February 29, 2020 was 21.49%.

SHORT TERM CAPITAL GAIN (Unaudited)
For the year ended February 29, 2020, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.05%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.videntfunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.videntfunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 and by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available, without charge, on the Fund’s website at www.videntfunds.com.

Adviser
Vident Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Sub-Adviser
Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Index Provider
Vident Financial, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Colorado 80203

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004-2541

PPTY – U.S. Diversified Real Estate ETF
Symbol – PPTY
CUSIP – 26922A511

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

PPTY US Diversified Real Estate ETF
	FYE 2/29/2020	FYE 2/28/2019
Audit Fees	$14,500	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$4,500	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre approve all audit and non audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

PPTY US Diversified Real Estate ETF
	FYE 2/29/2020	FYE 2/28/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc. – not the sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintain the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

PPTY US Diversified Real Estate ETF
	FYE 2/29/2020	FYE 2/28/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: David A. Massart, Leonard M. Rush and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Principal Executive Officer] and [Assistant Treasurer/Acting Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    April 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    April 29, 2020

By (Signature and Title)*    /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    April 29, 2020

* Print the name and title of each signing officer under his or her signature.